Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred Stock, Shares Authorized	5,000,000	5,000,000
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	7,241,137	805,803
Common stock, shares outstanding	7,241,137	805,803
Series A Preferred Stock [Member]
Preferred Stock, Shares Authorized	630,000	630,000
Preferred stock, shares issued	0	630,000
Preferred stock, shares outstanding	0	630,000
Series B Preferred Stock [Member]
Preferred Stock, Shares Authorized	70,000	70,000
Preferred stock, shares issued	70,000	70,000
Preferred stock, shares outstanding	70,000	70,000